Sales and other operating revenues (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 137,361	$ 89,153		$ 137,543
Other revenue	20,378	16,791		21,764
Sales and other operating revenuesa	157,739	105,944	[1]	159,307	[1]
Crude oil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	5,483	5,048		9,141
Oil products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	101,418	63,564		102,408
Natural gas, LNG and NGLs
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	24,378	10,762		15,156
Non-oil products and other revenues from contracts with customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 6,082	$ 9,779		$ 10,838

[1]	2020 and 2019 numbers have been restated as a result of changes to the presentation of revenues and purchases relating to physically settled derivative contracts effective 1 January 2021. For more information see Note 1 Basis of preparation - Voluntary change in accounting policy.